Financial Statement Schedule I - BALANCE SHEETS Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements
Accounts receivable trade, allowance	$ 29,545	$ 32,733
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	59,371,684	59,180,624
Common shares, shares outstanding (in shares)	59,371,684	59,180,624
Reportable Legal Entities [Member] | Parent Company
Condensed Financial Statements
Accounts receivable trade, allowance	$ 3,379	$ 3,462
Common share, par value (in dollars per share)	$ 0
Common shares, shares issued (in shares)	59,371,684	59,180,624
Common shares, shares outstanding (in shares)	59,371,684	59,180,624